Debt - Summary of Long-term Debt (Details) - USD ($) $ in Thousands		9 Months Ended		12 Months Ended
	Mar. 31, 2017	Sep. 28, 2017	Sep. 29, 2016	Dec. 29, 2016	Dec. 31, 2015	Dec. 25, 2014
Debt Instrument [Line Items]
Total debt at par value		$ 191,475		$ 400,000	$ 179,233
Less: current maturities				3,500	1,267
Long-term debt maturities				396,500	177,966
Less: unamortized discount and debt issuance costs		4,056		9,257	1,643
Total long-term debt				387,243	176,323
Term loan face amount	$ 350,000
Debt issuance costs		$ 993	$ 199	10,546	93	$ 208
London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
LIBOR floor (as a percent)	1.00%
Term Loan Facility
Debt Instrument [Line Items]
Total debt at par value				$ 350,000	0
Interest Rate per Annum				5.25%
Debt issuance costs				$ 10,347
Quarterly repayment amount				$ 875
LIBOR floor (as a percent)				1.00%
Term Loan Facility | Base Rate [Member]
Debt Instrument [Line Items]
Variable interest rate (as a percent)				3.25%
Term Loan Facility | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Variable interest rate (as a percent)				4.25%
Term Loan Facility | Federal Funds Rate [Member]
Debt Instrument [Line Items]
Variable interest rate (as a percent)				0.50%
ABL Facility
Debt Instrument [Line Items]
Total debt at par value				$ 50,000	92,900
Interest Rate per Annum				2.08%
Term loan face amount				$ 200,000
Loss on extinguishment of debt				$ (162)
LIBOR floor (as a percent)				1.00%
ABL Facility | Federal Funds Rate [Member]
Debt Instrument [Line Items]
Variable interest rate (as a percent)				0.50%
Prior Term Loan Facility
Debt Instrument [Line Items]
Total debt at par value				$ 0	8,333
Interest Rate per Annum				3.30%
Prior Term Loan Facility And GCI Facility
Debt Instrument [Line Items]
Loss on extinguishment of debt				$ 1,319
GCI Facility
Debt Instrument [Line Items]
Total debt at par value				$ 0	$ 78,000
Interest Rate per Annum				7.75%